(14) Subsequent Events (Details) (Scenario, Previously Reported, USD $)					9 Months Ended
	Dec. 03, 2012		Oct. 01, 2012		Jun. 30, 2013 SubsequentEventAMember
Shares issued					20,760,551
Value of shares issued					$ 630,528
Midwest Stock Purchase Agreement			750,000	[1]
Security Agreement with Sapinda Asia Limited	16,640,000	[2]
Security Agreement with Sapinda Asia Limited Origination Fee	640,000
Security Agreement with Sapinda Asia Limited Convertible Price per Share	$ 0.0225
Sapinda Royalty Revenue in event of default	$ 10,739,426

[1]	Payable as follows: (a) forgiveness of $650,000 in debt obligations owed by the Company to the former Midwest principals, and (b) cash of $100,000 payable under a note on or before April 1, 2013.
[2]	Loan will accrue interest at a rate of 8 percent per annum.